SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	51.00%	48.00%	43.00%
Risk-free interest rate (%)	3.40%	1.50%	0.90%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	53.00%	50.00%	47.00%
Risk-free interest rate (%)	4.40%	3.50%	1.90%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	20.00%	20.00%	10.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	61.00%	65.00%
Risk-free interest rate (%)	3.52%	0.44%
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	84.00%	90.00%
Risk-free interest rate (%)	5.05%	4.75%
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%